RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Statement of Operations (Details) - USD ($)		3 Months Ended				6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Statement of Operations [Abstract]
Change in fair value of warrants	$ 0	$ (6,878,000)		$ 181,000	$ 181,000	$ (1,810,000)	$ (7,240,000)
Transaction costs allocated to warrant liability				(580,000)	(580,000)		(580,000)
Loss before provision for income taxes	(1,000)	(8,594,791)		(429,155)	(429,155)	(7,077,653)	(8,247,187)
Net loss	$ (1,000)	$ (8,594,791)	$ 1,517,138	$ (429,155)	$ (429,155)	$ (7,077,653)	$ (8,247,187)
Class B Common Stock [Member]
Statement of Operations [Abstract]
Basic and diluted net loss per share	$ 0.00	$ (1.49)		$ (0.07)	$ (0.07)	$ (1.23)	$ (1.51)
As Previously Reported [Member]
Statement of Operations [Abstract]
Change in fair value of warrants				$ 0	$ 0		$ 0
Transaction costs allocated to warrant liability				0	0		0
Loss before provision for income taxes				(30,155)	(30,155)
Net loss				$ (30,155)	$ (30,155)		$ (427,187)
As Previously Reported [Member] | Class B Common Stock [Member]
Statement of Operations [Abstract]
Basic and diluted net loss per share				$ (0.01)	$ (0.01)		$ (0.08)
Accounting For Warrants [Member | Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Statement of Operations [Abstract]
Change in fair value of warrants				$ 181,000	$ 181,000		$ (7,240,000)
Transaction costs allocated to warrant liability				(580,000)	(580,000)		(580,000)
Loss before provision for income taxes				(399,000)	(399,000)
Net loss				$ (399,000)	$ (399,000)		$ (7,820,000)
Accounting For Warrants [Member | Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] | Class B Common Stock [Member]
Statement of Operations [Abstract]
Basic and diluted net loss per share				$ (0.06)	$ (0.06)		$ (1.43)